Note 20 Effect on net cash inflows from discontinued operations-USA (Details)	Jun. 30, 2021 EUR (€)
Effect on net cash inflows from discontinued operations-USA [Line Items]
Total consideration paid in cash held for sale USA financial position	€ 9,512,000,000
Cash and cash equivalents disposed of held for sale USA financial position	(11,476,000,000)
Net cash inflows held for sale USA financial position	€ (1,964,000,000)